Debt - Schedule of Senior Notes Issued During Quarter of 2023 With Maturity Date (Parenthetical) (Detail)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)
4.950 % Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Senior Notes, face amount			$ 350,000,000
Interest rate	4.95%	4.95%	4.95%
4.375 % Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Senior Notes, face amount | €		€ 550,000,000
Interest rate	4.375%	4.375%	4.375%
5.980 % Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Senior Notes, face amount	$ 300,000,000
Interest rate	5.98%	5.98%	5.98%
5.500 % Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Senior Notes, face amount	$ 500,000,000
Interest rate	5.50%	5.50%	5.50%